Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2015 and 2014, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2015
Total capital to risk weighted assets:
Consolidated	$240,848	14.1%	$136,588	8.0%	$170,736	10.0%
Wilson Bank	238,963	14.0	136,575	8.0	170,719	10.0
Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	102,441	6.0	136,588	8.0
Wilson Bank	217,600	12.8	102,431	6.0	136,575	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	76,831	4.5	110,978	6.5
Wilson Bank	217,600	12.8	76,823	4.5	110,967	6.5
Tier 1 capital to average assets:
Consolidated	219,483	11.1	79,361	4.0	N/A	N/A
Wilson Bank	217,600	11.0	79,354	4.0	99,192	5.0

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2014
Total capital to risk weighted assets:
Consolidated	$214,779	15.0%	$114,549	8.0%	$143,186	10.0%
Wilson Bank	213,447	14.9	114,602	8.0	143,253	10.0
Tier 1 capital to risk weighted assets:
Consolidated	196,765	13.7	57,450	4.0	86,174	6.0
Wilson Bank	195,433	13.6	57,480	4.0	86,220	6.0
Tier 1 capital to average assets:
Consolidated	196,765	10.6	74,251	4.0	N/A	N/A
Wilson Bank	195,433	10.5	74,451	4.0	93,063	5.0

Basel III Requirements [Member]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Basel III minimum requirements after giving effect to the buffer are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

Common Equity Tier I Ratio [Member]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
A summary of the changes to the Regulatory Capital Ratios are as follows:

	Guideline in Effect At 12/31/2014		Basel III Requirements
	Minimum	Well Capitalized	Minimum	Well Capitalized
Common Equity Tier I Ratio (Common Equity to Risk Weighted Assets)	Not Applicable	Not Applicable	4.5%	6.5%
Tier I Capital to Risk Weighted Assets	4%	6%	6%	8%
Total Capital to Risk Weighted Assets	8%	10%	8%	10%
Tier I Leverage Ratio	4%	5%	4%	5%